Loans and Allowance for Loan Losses - Company's Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 8,630	$ 10,576
Unpaid Principal Balance	8,605	13,041
Related Allowance	194	1,631
Average Recorded Investment	11,037	17,660
Interest Income Recognized	207	482
With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,796	3,524
Unpaid Principal Balance	7,778	4,322
Average Recorded Investment	6,689	7,960
Interest Income Recognized	160	212
With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	834	7,052
Unpaid Principal Balance	827	8,719
Related Allowance	194	1,631
Average Recorded Investment	4,348	9,700
Interest Income Recognized	47	270
Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,467	3,110
Unpaid Principal Balance	1,449	3,061
Related Allowance	194	376
Average Recorded Investment	1,509	2,444
Interest Income Recognized	86	175
Residential 1-4 Family [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	633	1,891
Unpaid Principal Balance	622	1,854
Average Recorded Investment	724	1,081
Interest Income Recognized	39	114
Residential 1-4 Family [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	834	1,219
Unpaid Principal Balance	827	1,207
Related Allowance	194	376
Average Recorded Investment	785	1,363
Interest Income Recognized	47	61
Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Multifamily [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Multifamily [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,943	0
Unpaid Principal Balance	1,938	0
Related Allowance	0	0
Average Recorded Investment	486	2,488
Interest Income Recognized	97	0
Construction [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,943	0
Unpaid Principal Balance	1,938	0
Average Recorded Investment	486	673
Interest Income Recognized	97	0
Construction [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	1,815
Interest Income Recognized	0	0
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	575	702
Unpaid Principal Balance	575	701
Related Allowance	0	120
Average Recorded Investment	575	767
Interest Income Recognized	0	7
Farmland [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	575	0
Unpaid Principal Balance	575	0
Average Recorded Investment	431	0
Interest Income Recognized	0	0
Farmland [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	702
Unpaid Principal Balance	0	701
Related Allowance	0	120
Average Recorded Investment	144	767
Interest Income Recognized	0	7
Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Equity Lines of Credit [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Equity Lines of Credit [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural, Installment and Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural, Installment and Other [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural, Installment and Other [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,645	6,483
Unpaid Principal Balance	4,643	8,999
Related Allowance	0	1,135
Average Recorded Investment	8,467	11,739
Interest Income Recognized	24	297
Commercial Real Estate [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,645	1,352
Unpaid Principal Balance	4,643	2,188
Average Recorded Investment	5,048	5,984
Interest Income Recognized	24	95
Commercial Real Estate [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	5,131
Unpaid Principal Balance	0	6,811
Related Allowance	0	1,135
Average Recorded Investment	3,419	5,755
Interest Income Recognized	0	202
Second Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	281
Unpaid Principal Balance	0	280
Related Allowance	0	0
Average Recorded Investment	0	222
Interest Income Recognized	0	3
Second Mortgages [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	281
Unpaid Principal Balance	0	280
Average Recorded Investment	0	222
Interest Income Recognized	0	3
Second Mortgages [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0